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WesMark Growth Fund
Summary Sections WesMark Growth Fund
INVESTMENT OBJECTIVE
The WesMark Growth Fund (the Fund) seeks to achieve capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark Growth Fund WesMark Growth Fund Shares
Management Fees	0.75%
Distribution (12b-1) Fees	none
Shareholder Services Fee	0.25%	[1]
Other Expenses	0.14%
Acquired Fund Fees & Expenses	0.01%
Total Annual Fund Operating Expenses	1.15%
[1]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Thre Years	Five Years	Ten Years
WesMark Growth Fund | WesMark Growth Fund Shares | USD ($)	117	365	633	1,396

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective primarily by selecting equity securities of growth oriented companies. WesBanco Investment Department, a division of WesBanco Bank, Inc. (the Adviser), seeks to invest in companies that are expected to achieve higher than average profitability ratios such as operating profit margin or return on equity or which are growing their annual earnings or sales. Equity securities may include common stocks, preferred stocks, securities (including debt securities) that are convertible into common stocks, and exchange traded funds (ETFs) and other investment companies. The Fund will invest primarily in securities issued by domestic companies. The Fund may purchase ETFs or other investment companies in order to achieve exposure to a specific market sector, to achieve exposure to foreign markets (which may include emerging markets) or for other reasons consistent with its investment strategy. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may also purchase American Depository Receipts (ADRs) and other domestically traded securities of foreign companies.

In an effort to increase the income of the Fund, the Fund may sell call options on equity securities held in the Fund. Additionally, the Fund may buy a put option on one or more securities held in the Fund in an effort to protect unrealized gains in such securities or to protect against downside losses in such securities.

For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 31 of this prospectus.

Principal Risks of Investing in the Fund

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Stock Market Risks:	The value of equity securities rise and fall. The portfolio of a Fund investing in equity securities will reflect changes in prices of individual stocks held in the Fund's portfolio. Consequently, the Fund's share price may decline.
Risks Related to Investing for Growth:	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
Risks Related to Company Size:	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.
Liquidity Risks:	A Fund may not be able to sell a security when it wants. Liquidity risk may make it more difficult to sell or buy a security at a favorable price or time.
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.
Risks of Foreign Investing:	Political, social, currency-rate fluctuations, and economic instability within foreign countries may cause the value of the Fund's foreign investments to decline.
Risks of Emerging Markets:	Investments in emerging markets are subject to all the risks associated with foreign investing; however, these risks may be magnified in emerging markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Generally, countries are considered emerging markets if they are included in any one of the MSCI emerging markets indices.
Exchange-Traded Funds Risks:

ETFs may be subject to the following risks that do not apply to conventional mutual funds:

» the market price of an ETF's shares may trade above or below their net asset value;

» an active trading market for an ETF's shares may not develop or be maintained; or

» trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate.

Investing in ETFs may result in higher fees and expenses for a Fund, because the Fund and its shareholders will bear a pro rata portion of the ETF's fees and expenses

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers:	Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.
Risks of Investing in Derivative Contracts and Hybrid Instruments	The Funds' exposure to derivative contracts and hybrid instruments, either directly or indirectly, through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; and 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund's managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Market Risk:

The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

The public health crisis caused by the coronavirus disease known as COVID-19 has become a pandemic that has resulted in, and may continue to result in, significant global economic and market volatility. COVID-19 has caused, and may continue to cause, societal disruptions such as quarantines, travel restrictions, workforce displacement and loss of resources. There is significant uncertainty surrounding the magnitude, duration, reach, costs and other effects of the COVID-19 pandemic, including actions that have been or could be taken by governmental authorities or other third parties. The impacts, as well as the uncertainty over impacts yet to unfold, of COVID-19 – and any other infectious illness outbreaks, epidemics, pandemics or other public health crises that may arise in the future – could negatively affect economies and markets in ways that cannot be foreseen.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, Inc., and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 31 of this prospectus.

Fund Performance

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund's highest quarterly return was 25.53% (quarter ended 6/30/2020). Its lowest quarterly return was -19.18% (quarter ended 3/31/2020).
Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

For the periods ended December 31, 2020:

WesMark Growth Fund

Average Annual Total Returns - WesMark Growth Fund	1 Year	5 Years	10 Years
WesMark Growth Fund Shares	26.31%	13.36%	11.14%
WesMark Growth Fund Shares | After Taxes on Distributions	24.17%	11.44%	9.89%
WesMark Growth Fund Shares | After Taxes on Distributions and Sales	17.06%	10.28%	8.93%
S&P 500® Index (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	18.40%	15.22%	13.88%
Lipper Large- Cap Core Funds Average (LLCCFA)	16.69%	13.66%	12.38%

The S&P 500® measures the performance of 500 large-cap U.S. companies. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, it is not affected by cash flows. It is not possible to invest directly in an index.

The information presented for the LLCCFA is the average of the total returns of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. Lipper averages do not reflect sales charges. It is not possible to invest directly in an average.